Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (Parenthetical) - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock	10,357,086
Loan Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock	12,503,522,000	12,129,260	10,323,105,000	3,512,098